Business Combinations and Private Placement - Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed (Details) - Edgewater	Mar. 31, 2019 CAD ($)
Disclosure Of Business Combinations [Line Items]
Cash	$ 24,869,000
Accounts receivable and other receivables	27,705,000
Income taxes receivable	1,770,000
Unbilled revenue	1,741,000
Prepaid	1,076,000
Current assets	57,161,000
Property and equipment	510,000
Intangibles	39,410,000
Goodwill	47,161,000
Total assets acquired	144,242,000
Line of credit	15,749,000
Accounts payable and accrued liabilities	22,312,000
Dividend payable	22,108,000
Deferred revenue	3,751,000
Current liabilities	63,920,000
Deferred lease inducements	64,000
Deferred tax liabilities	1,322,000
Total liabilities assumed	65,306,000
Net assets acquired	$ 78,936,000